Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Total debt	$ 421,854,855
Total current portion of long-term debt	37,873,307	$ 41,827,480
Non-current portion of long-term debt	374,662,161	411,385,626
Loans Payable [Member]
Total debt	421,854,855	464,266,457
Deferred Finance Fees	(9,319,387)	(11,053,351)
Net total debt	412,535,468	453,213,106
Current portion of long-term debt	40,134,374	44,313,149
Current portion of deferred finance fees	(2,261,067)	(2,485,669)
Total current portion of long-term debt	37,873,307	41,827,480
Non-current portion of long-term debt	374,662,161	411,385,626
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	9,595,000	10,305,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	35,500,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	172,165,603	204,090,550
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	137,480,670	142,688,402
ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	$ 67,113,582	$ 70,282,505